CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]		Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Noncontrolling interest [Member]	Total
Balance at Dec. 31, 2013		$ 119		$ 70,884		$ 547	$ (68,200)	$ 635	$ 3,985
Balance, shares at Dec. 31, 2013	[1]	4,459,285
Cashless exercise of Warrants			[2]		[2]
Cashless exercise of Warrants, shares	[1]	34,875
Net income (loss)							208	(7)	201
Other comprehensive loss						(11)		(3)	(14)
Balance at Dec. 31, 2014		$ 119		70,884		536	(67,992)	625	4,172
Balance, shares at Dec. 31, 2014	[1]	4,494,160
Issuance of Ordinary shares, net of issuance costs of $ 1,070		$ 27		7,403					7,430
Issuance of Ordinary shares, net of issuance costs of $ 1,070, shares	[1]	3,455,284
Beneficial conversion feature related to convertible loans from shareholders (Note 9)				4,140					4,140
Net income (loss)							(6,461)	(36)	(6,497)
Other comprehensive loss						(149)		(37)	(186)
Balance at Dec. 31, 2015		$ 146		82,427		387	(74,453)	552	$ 9,059
Balance, shares at Dec. 31, 2015		7,949,444	[1]						7,949,444
Beneficial conversion feature related to convertible loans from shareholders (Note 9)				123					$ 123
Extinguishment of convertible loan				(359)					(359)
Share-based compensation to employees				111					111
Issuance of shares and warrants, net of issuance costs of $204		$ 82		5,714					5,796
Issuance of shares and warrants, net of issuance costs of $204, shares	[1]	10,415,400
Exercise of warrants and conversion of convertible loan to Ordinary shares		$ 22		1,391					1,413
Exercise of warrants and conversion of convertible loan to Ordinary shares , shares	[1]	2,881,658
Net income (loss)							(4,910)	3	(4,907)
Other comprehensive loss						(165)		42	(207)
Balance at Dec. 31, 2016		$ 250		$ 89,407		$ 222	$ (79,363)	$ 513	$ 11,029
Balance, shares at Dec. 31, 2016		21,246,502	[1]						21,246,502

[1]	See note 12a.
[2]	Represents an amount lower than $1.